SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 28, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization

BT Brands, Inc. (“BT Brands,” “we,” “us,” “our,” or the “Company”) was incorporated as Hartmax of NY Inc. on January 19, 2016. Effective July 30, 2018, we acquired 100% of the ownership interests of BTND, LLC (“BTND”) in exchange for shares of our common stock pursuant to a Share Exchange Agreement (the “Share Exchange”). In 2020, BT Brands Inc. was reincorporated in the State of Wyoming.

Business

As of December 28, 2025, the Company owned and operated nine restaurants and held a nonconsolidated 40.7% equity interest in an operator of five restaurants. During fiscal 2025, we owned and operated six Burger Time restaurants in the north-central United States. In July 2025, we closed a leased Burger Time location in Minot, North Dakota and subsequently converted the property to a land lease on which payments are expected to commence in 2026. The net book value of the closed location was approximately $128,000, including land and equipment, with certain equipment relocated to other Burger Time units.

We also own and operate Keegan’s Seafood Grille (“Keegan’s”), a dine-in restaurant located in Indian Rocks Beach, Florida; Pie In The Sky Coffee and Bakery (“PIE”), located in Woods Hole, Massachusetts; and Schnitzel Haus, a German-themed restaurant located in Hobe Sound, Florida. We operated The Village Bier Garten (“VBG”), a German-themed restaurant in Cocoa, Florida, during fiscal 2024 and closed the restaurant on January 3, 2025.

Burger Time restaurants offer a variety of burgers and other affordable items, including sides and soft drinks. Keegan’s has operated in Indian Rocks Beach, Florida, for more than 35 years and offers a variety of fresh seafood for lunch and dinner, along with beer and wine. PIE offers freshly baked goods, sandwiches, and locally roasted coffee. Schnitzel Haus offers German and American menu items and beer, wine, and cocktails.

Our revenues are derived primarily from the sale of food and beverages at our restaurants. We also generate revenue from retail items at PIE and Keegan’s, including apparel, and from other merchandise, which collectively represent an insignificant portion of total revenue.

Proposed Business Combination with Aero Velocity

On September 2, 2025, BT Brands entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Aero Merger Sub Inc., a Delaware corporation, and a direct, wholly owned subsidiary of BT Brands (“Merger Sub”) and Aero Velocity Inc., a Delaware corporation (“Aero”). Pursuant to the terms of the Merger Agreement, Aero will merge with and into the Merger Sub, with Aero continuing as the surviving corporation (the “Merger”), resulting in a combined entity (the “Merged Company”). The Merger Agreement contemplates a spin-off of shares of a newly formed subsidiary, BT Group, Inc., to BT Brands shareholders. BT Group, Inc., will retain all of BT Brands’ restaurant assets and liabilities, including cash and investments. Management of BT Group, Inc. plans to pursue a listing for BT Group common stock.

Completion of the Merger is subject to conditions, including shareholder approval. Upon the closing of the Merger, Aero shareholders will receive Merged Company Series A-1 and Series A-2 Convertible Preferred stock, with a stated value of $101,100,000, convertible into the Merged Company’s common stock at $1.48 per share. The Series A-1 shares will carry a 50-to-1, as converted, voting preference. The Series A-1 and A-2 together will represent 89% of the Merged Company’s ownership. BT Brands shareholders, along with its Advisor, Maxim Group, will retain an 11% ownership stake in the Merged Company. Concurrent with the closing of the Merger, Aero stockholders, or their designees, will invest $3 million, up to a maximum of $5 million, into newly authorized Series B Convertible Preferred of the Company.

Business

As of December 28, 2025, the Company owned and operated nine restaurants and held a nonconsolidated 40.7% equity interest in an operator of five restaurants. During fiscal 2025, we owned and operated six Burger Time restaurants in the north-central United States. In July 2025, we closed a leased Burger Time location in Minot, North Dakota and subsequently converted the property to a land lease on which payments are expected to commence in 2026. The net book value of the closed location was approximately $128,000, including land and equipment, with certain equipment relocated to other Burger Time units.

We also own and operate Keegan’s Seafood Grille (“Keegan’s”), a dine-in restaurant located in Indian Rocks Beach, Florida; Pie In The Sky Coffee and Bakery (“PIE”), located in Woods Hole, Massachusetts; and Schnitzel Haus, a German-themed restaurant located in Hobe Sound, Florida. We operated The Village Bier Garten (“VBG”), a German-themed restaurant in Cocoa, Florida, during fiscal 2024 and closed the restaurant on January 3, 2025.

Burger Time restaurants offer a variety of burgers and other affordable items, including sides and soft drinks. Keegan’s has operated in Indian Rocks Beach, Florida, for more than 35 years and offers a variety of fresh seafood for lunch and dinner, along with beer and wine. PIE offers freshly baked goods, sandwiches, and locally roasted coffee. Schnitzel Haus offers German and American menu items and beer, wine, and cocktails.

Our revenues are derived primarily from the sale of food and beverages at our restaurants. We also generate revenue from retail items at PIE and Keegan’s, including apparel, and from other merchandise, which collectively represent an insignificant portion of total revenue.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BT Brands, Inc., BTND, LLC, and its wholly owned subsidiaries, 10Water Street, LLC, 1519BT, LLC, and BTNDDQ, LLC. Significant intercompany accounts and transactions were eliminated in consolidation.

Use of Estimates in Preparation of Financial Statements

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP), which requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and of revenues and expenses during the period. Our significant estimates include legal contingencies and valuation of certain long-lived assets, equity method investments, investment in and receivables from NGI Corporation and water bottle inventory. Actual results may differ from the estimates used in preparing the consolidated financial statements.

Fiscal Year

The Company’s fiscal year is a 52/53-week year, ending on the Sunday closest to December 31. Most years consist of four 13-week accounting periods, which together comprise the 52-week year. Fiscal 2025 was the 52 weeks ending December 28, 2025, and Fiscal 2024 was the 52 weeks ending December 29, 2024; all references to years herein refer to the fiscal years described above.

Fair Value Measurements

The Company measures certain assets and liabilities at fair value on a recurring or nonrecurring basis in accordance with Financial Accounting Standards Board (“FASB”) guidance, which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The fair value hierarchy consists of the following three levels:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities for which we have the ability to access the measurement date.

•

Level 2 inputs are inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the entire term of the asset or liability.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to fair value measurement in its entirety.

The carrying values of cash and cash equivalents, receivables, accounts payable, and other current working capital items approximate fair value due to their short-term nature.

Equity Method Investments

Investments in entities in which the Company has the ability to exercise significant influence, but does not control, are accounted for using the equity method of accounting. Under this method, the investment is initially recorded at cost and subsequently adjusted for the Company’s proportionate share of the investee’s net income or loss and dividends received. The Company’s share of the investee’s net income or loss is recognized in the consolidated statements of operations as equity income (loss) from unconsolidated affiliate.

Use of Estimates in Preparation of Financial Statements

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP), which requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and of revenues and expenses during the period. Our significant estimates include legal contingencies and valuation of certain long-lived assets, equity method investments, investment in and receivables from NGI Corporation and water bottle inventory. Actual results may differ from the estimates used in preparing the consolidated financial statements.

Fiscal Year

The Company’s fiscal year is a 52/53-week year, ending on the Sunday closest to December 31. Most years consist of four 13-week accounting periods, which together comprise the 52-week year. Fiscal 2025 was the 52 weeks ending December 28, 2025, and Fiscal 2024 was the 52 weeks ending December 29, 2024; all references to years herein refer to the fiscal years described above.

Fair Value Measurements

The Company measures certain assets and liabilities at fair value on a recurring or nonrecurring basis in accordance with Financial Accounting Standards Board (“FASB”) guidance, which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The fair value hierarchy consists of the following three levels:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities for which we have the ability to access the measurement date.

•

Level 2 inputs are inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the entire term of the asset or liability.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to fair value measurement in its entirety.

The carrying values of cash and cash equivalents, receivables, accounts payable, and other current working capital items approximate fair value due to their short-term nature.

Equity Method Investments

Investments in entities in which the Company has the ability to exercise significant influence, but does not control, are accounted for using the equity method of accounting. Under this method, the investment is initially recorded at cost and subsequently adjusted for the Company’s proportionate share of the investee’s net income or loss and dividends received. The Company’s share of the investee’s net income or loss is recognized in the consolidated statements of operations as equity income (loss) from unconsolidated affiliate.

Fiscal Year

The Company’s fiscal year is a 52/53-week year, ending on the Sunday closest to December 31. Most years consist of four 13-week accounting periods, which together comprise the 52-week year. Fiscal 2025 was the 52 weeks ending December 28, 2025, and Fiscal 2024 was the 52 weeks ending December 29, 2024; all references to years herein refer to the fiscal years described above.

Fair Value Measurements

The Company measures certain assets and liabilities at fair value on a recurring or nonrecurring basis in accordance with Financial Accounting Standards Board (“FASB”) guidance, which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The fair value hierarchy consists of the following three levels:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities for which we have the ability to access the measurement date.

•

Level 2 inputs are inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the entire term of the asset or liability.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to fair value measurement in its entirety.

The carrying values of cash and cash equivalents, receivables, accounts payable, and other current working capital items approximate fair value due to their short-term nature.

Equity Method Investments

Investments in entities in which the Company has the ability to exercise significant influence, but does not control, are accounted for using the equity method of accounting. Under this method, the investment is initially recorded at cost and subsequently adjusted for the Company’s proportionate share of the investee’s net income or loss and dividends received. The Company’s share of the investee’s net income or loss is recognized in the consolidated statements of operations as equity income (loss) from unconsolidated affiliate.

Fair Value of Financial Instruments

The Company measures certain assets and liabilities at fair value on a recurring or nonrecurring basis in accordance with Financial Accounting Standards Board (“FASB”) guidance, which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The fair value hierarchy consists of the following three levels:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities for which we have the ability to access the measurement date.

•

Level 2 inputs are inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the entire term of the asset or liability.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to fair value measurement in its entirety.

The carrying values of cash and cash equivalents, receivables, accounts payable, and other current working capital items approximate fair value due to their short-term nature.

Equity Method Investments

Investments in entities in which the Company has the ability to exercise significant influence, but does not control, are accounted for using the equity method of accounting. Under this method, the investment is initially recorded at cost and subsequently adjusted for the Company’s proportionate share of the investee’s net income or loss and dividends received. The Company’s share of the investee’s net income or loss is recognized in the consolidated statements of operations as equity income (loss) from unconsolidated affiliate.

Fair Value Measurements

The following is a summary of the fair value of Level 1 investments. As required, fair values have been determined by reference to quoted market prices in active markets as of the year-end indicated:

	December 28, 2025		December 29, 2024
	Fair value Carrying Amount	Level 1	Fair value Carrying Amount	Level 1
Common stocks	$3,269,333	$3,269,333	$2,129,986	$2,129,986
Listed limited partnership units	162,500	162,500	-	-
Exchange-traded funds	63,220	63,220	-	-
Debt securities	101,080	101,080
Real estate investment trust	-	-	189,569	189,569
Total	$3,596,133	$3,596,133	$2,319,555	$2,319,555

We hold an investment in a debt security that is classified as a trading security. Trading debt securities are recorded at quoted market price (fair value) on the consolidated balance sheets, with unrealized holding gains (losses) recognized on the statement of operations.

Cash and Cash Equivalents

Cash and cash equivalents include money market funds and may include United States Treasury Bills with a maturity of three months or less at the time of purchase. Our bank deposits often exceed the amounts insured by the Federal Deposit Insurance Corporation. In addition, we maintain cash deposits in brokerage accounts, including money funds in excess of the amounts covered by insurance. We do not believe there is a significant risk related to cash.

Deferred Transaction Costs

Deferred transaction costs for the year ended December 28, 2025, primarily consist of legal and accounting fees related to our proposed At-the-Market (ATM) equity offering, which were capitalized as incurred and will be offset against the proceeds from future ATM offerings. The deferred transaction costs will be reviewed periodically to assess the probability that future securities will be offered. In the event that no future offering occurs, any deferred transaction costs will be expensed. Total costs incurred but not accounted for as a reduction in equity were $150,450 and $10,000 as of December 28, 2025, and December 29, 2024, respectively.

Revenue Recognition

Our revenues consist principally of cash sales of food products and bank-issued credit and debit card transactions at our restaurants. We follow Accounting Standards Update (ASU) 2014-09 (ASC 606). Under ASC 606, revenues are recognized when control of promised goods or services is transferred to a customer in an amount that reflects the expected consideration for those goods or services. Our sales are recognized at the point of purchase, net of discounts, incentives, and applicable sales taxes.

Receivables

In these consolidated financial statements, receivables consist of rebates due from a primary vendor.

Inventory

Inventory consists of food, beverages, supplies, and merchandise for resale and is stated at the lower of cost (first-in, first-out method) or net realizable value.

Deferred Transaction Costs

Deferred transaction costs for the year ended December 28, 2025, primarily consist of legal and accounting fees related to our proposed At-the-Market (ATM) equity offering, which were capitalized as incurred and will be offset against the proceeds from future ATM offerings. The deferred transaction costs will be reviewed periodically to assess the probability that future securities will be offered. In the event that no future offering occurs, any deferred transaction costs will be expensed. Total costs incurred but not accounted for as a reduction in equity were $150,450 and $10,000 as of December 28, 2025, and December 29, 2024, respectively.

Revenue Recognition

Our revenues consist principally of cash sales of food products and bank-issued credit and debit card transactions at our restaurants. We follow Accounting Standards Update (ASU) 2014-09 (ASC 606). Under ASC 606, revenues are recognized when control of promised goods or services is transferred to a customer in an amount that reflects the expected consideration for those goods or services. Our sales are recognized at the point of purchase, net of discounts, incentives, and applicable sales taxes.

Receivables

In these consolidated financial statements, receivables consist of rebates due from a primary vendor.

Inventory

Inventory consists of food, beverages, supplies, and merchandise for resale and is stated at the lower of cost (first-in, first-out method) or net realizable value.

Revenue Recognition

Our revenues consist principally of cash sales of food products and bank-issued credit and debit card transactions at our restaurants. We follow Accounting Standards Update (ASU) 2014-09 (ASC 606). Under ASC 606, revenues are recognized when control of promised goods or services is transferred to a customer in an amount that reflects the expected consideration for those goods or services. Our sales are recognized at the point of purchase, net of discounts, incentives, and applicable sales taxes.

Receivables

In these consolidated financial statements, receivables consist of rebates due from a primary vendor.

Inventory

Inventory consists of food, beverages, supplies, and merchandise for resale and is stated at the lower of cost (first-in, first-out method) or net realizable value.

Receivables

In these consolidated financial statements, receivables consist of rebates due from a primary vendor.

Inventory

Inventory consists of food, beverages, supplies, and merchandise for resale and is stated at the lower of cost (first-in, first-out method) or net realizable value.

Inventory	Inventory consists of food, beverages, supplies, and merchandise for resale and is stated at the lower of cost (first-in, first-out method) or net realizable value.
Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives or the term of the lease for leasehold improvements if less than its useful life:

We review long-lived assets to determine if their carrying value may not be recoverable based on estimated cash flows. Assets are evaluated at the lowest level at which cash flows can be identified, typically the restaurant level. Significant estimates are made for each restaurant’s future operating results to determine future cash flows. If such assets are concluded to be impaired, the impairment recognized is measured by the amount by which the carrying value of the assets exceeds the fair value of the assets.

Estimated Useful life in years
Equipment	3-7
Leasehold Improvements	5-10
Building	15-25

Impairment and Disposal of Long-Lived Assets

Land, building, equipment, operating right-of-use assets, and certain other assets, including definite-lived intangible assets, are reviewed regularly for impairment and whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount of the assets to the undiscounted future net cash flows expected to be generated and is determined at the restaurant level. If an asset is determined to be impaired, the recognized impairment is measured by the amount by which the carrying amount of the asset exceeds the fair value.

Historically, we have closed certain operating locations and liquidated the properties. We may close units in the future. We closed stores in West St. Paul, Minnesota, in 2022 and in Richmond, Indiana, in 2018. The West St. Paul location was sold in 2023 for a gain of $310,182. The Richmond location was sold in 2025 for $550,000, resulting in a gain of approximately $288,000. In 2024, we closed a leased location in Sioux Falls, South Dakota, resulting in a $90,000 loss on the disposal of equipment, which is included in 2024 operating expenses. On January 2, 2025, we closed the Village Bier Garten, sold certain equipment for $34,500 and assigned the remaining lease to an unrelated party. As a result, in 2024, we reviewed VBG’s assets for impairment and recorded an impairment loss of $371,872. A BTND location in Ham Lake, Minnesota, was closed in January 2025. We are evaluating options for the property, including its sale, the proceeds of which we estimate will exceed its net book value of $424,000.

Leases

Three of our restaurant locations are subject to leases. We evaluate leases at commencement to determine whether they are operating or finance leases. Under FASB ASC Topic 842, we recognize operating and finance lease liabilities based on the present value of the minimum future lease payments over the expected lease term and recognize a corresponding right-of-use asset. We recognize lease expense related to operating leases on a straight-line basis. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on information available as of the commencement date to determine the present value of the lease payments. For lease agreements that contain both lease and non-lease components, the Company has elected to account for the lease and non-lease components as a single lease component. The Company has elected not to apply the requirements of ASC 842 to short-term leases. Short-term leases are defined as leases with lease terms of twelve months or less as of the commencement date. At lease inception, we determine the likelihood of exercising any future lease option periods. Where we are reasonably certain to exercise our renewal option, we include that option period in calculating the present value of future lease payments. See Note 5 for additional information.

Minot Ground Lease

The Company closed its Burger Time restaurant location in Minot, North Dakota, in July 2025. On September 9, 2025, the Company entered into a ground lease agreement with a third party related to the Minot property. During 2025, the Company wrote-off the remaining net book value of the building, approximately $47,000, which is included in the gain on sale of assets and recorded a charge for the estimated demolition cost of the existing building. Substantially all of the equipment at the location was either fully depreciated or relocated for future use.

Minot Ground Lease

The Company closed its Burger Time restaurant location in Minot, North Dakota, in July 2025. On September 9, 2025, the Company entered into a ground lease agreement with a third party related to the Minot property. During 2025, the Company wrote-off the remaining net book value of the building, approximately $47,000, which is included in the gain on sale of assets and recorded a charge for the estimated demolition cost of the existing building. Substantially all of the equipment at the location was either fully depreciated or relocated for future use.

The Minot ground lease provides for an initial base rent of $5,833 per month, with rent commencing on the earlier of (i) the date the tenant opens for business at the location or (ii) August 25, 2026 (the “Commencement Date”). The initial lease term is 15 years from the Commencement Date and includes six renewal options, each for five years.

The lease qualifies as an operating lease under Accounting Standards Codification Topic 842, Leases (“ASC 842”). As of December 28, 2025, the Company had not recognized any lease revenue under this agreement because the commencement date had not yet occurred. The Company will recognize rental income on a straight-line basis over the lease term beginning on the Commencement Date.

Goodwill, Other Intangible Assets and Other Assets

Goodwill is not amortized. Goodwill is tested for impairment annually or more frequently if the conditions indicate additional review is necessary. The Company assesses qualitative factors to determine if it is more likely than not that the fair value is less than its carrying amount and if it is necessary to perform the qualitative goodwill impairment test. The Company has one reporting unit. If the Company conducts the quantitative test, it compares the carrying value of the reporting unit to an estimate of the reporting unit’s fair value to identify potential impairment. The fair value of the reporting unit is estimated using a discounted cash flow model. Where available and appropriate, comparable market multiples are used to corroborate the results of the discounted cash flow models. In determining estimated future cash flow, the Company considers and applies certain estimates and judgments, including current and projected market income levels based on management’s plans, business trends, prospects, economic conditions, and market participant considerations. If the estimated fair value of the reporting unit is less than the carrying value, a goodwill impairment loss is recorded for the difference, up to the amount of the total goodwill. During the year ended December 28, 2025, no impairment losses were identified. The cost of other intangible assets is amortized over the expected useful life.

Advertising and Marketing Costs

We record advertising and marketing costs as incurred as an expense. Advertising expenses for fiscal years 2025 and 2024 totaled $54,921 and $59,438, respectively.

Income Taxes

We account for income taxes under ASC 740, Accounting for Income Taxes, using an asset and liability approach. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. ASC 740 requires the net of deferred tax assets and deferred tax liabilities to be presented as a single amount on the balance sheet. It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense (benefit).

Per Common Share Amounts

Net income (loss) per common share is computed in accordance with ASC 260, Earnings Per Share. Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period.

Diluted net income per share is calculated by dividing net income (loss) by the weighted-average number of shares of common stock outstanding plus the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities are excluded from the computation of diluted net loss per share when their effect would be anti-dilutive

For the years ended December 28, 2025, and December 29, 2024, the Company reported a net loss; therefore, all potentially dilutive securities were excluded from the computation of diluted net loss per share as their effect would have been anti-dilutive. Potentially dilutive securities include stock options, warrants, and other equity-based awards.

As of December 28, 2025, the Company excluded approximately 800 potentially dilutive shares from the computation of diluted net loss per share.

Advertising and Marketing Costs

We record advertising and marketing costs as incurred as an expense. Advertising expenses for fiscal years 2025 and 2024 totaled $54,921 and $59,438, respectively.

Income Taxes

We account for income taxes under ASC 740, Accounting for Income Taxes, using an asset and liability approach. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. ASC 740 requires the net of deferred tax assets and deferred tax liabilities to be presented as a single amount on the balance sheet. It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense (benefit).

Per Common Share Amounts

Net income (loss) per common share is computed in accordance with ASC 260, Earnings Per Share. Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period.

Diluted net income per share is calculated by dividing net income (loss) by the weighted-average number of shares of common stock outstanding plus the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities are excluded from the computation of diluted net loss per share when their effect would be anti-dilutive

For the years ended December 28, 2025, and December 29, 2024, the Company reported a net loss; therefore, all potentially dilutive securities were excluded from the computation of diluted net loss per share as their effect would have been anti-dilutive. Potentially dilutive securities include stock options, warrants, and other equity-based awards.

As of December 28, 2025, the Company excluded approximately 800 potentially dilutive shares from the computation of diluted net loss per share.

Income Taxes

We account for income taxes under ASC 740, Accounting for Income Taxes, using an asset and liability approach. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. ASC 740 requires the net of deferred tax assets and deferred tax liabilities to be presented as a single amount on the balance sheet. It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense (benefit).

Per Common Share Amounts

Net income (loss) per common share is computed in accordance with ASC 260, Earnings Per Share. Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period.

Diluted net income per share is calculated by dividing net income (loss) by the weighted-average number of shares of common stock outstanding plus the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities are excluded from the computation of diluted net loss per share when their effect would be anti-dilutive

For the years ended December 28, 2025, and December 29, 2024, the Company reported a net loss; therefore, all potentially dilutive securities were excluded from the computation of diluted net loss per share as their effect would have been anti-dilutive. Potentially dilutive securities include stock options, warrants, and other equity-based awards.

As of December 28, 2025, the Company excluded approximately 800 potentially dilutive shares from the computation of diluted net loss per share.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends ASC Topic 740, Income Taxes. This update enhances transparency by modifying disclosure requirements related to income taxes. The standard is effective for annual periods beginning after December 15, 2024, with early adoption permitted.

The Company adopted ASU 2023-09 on January 1, 2025, using the retrospective method of adoption. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements or related disclosures.

Per Common Share Amounts

Net income (loss) per common share is computed in accordance with ASC 260, Earnings Per Share. Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period.

Diluted net income per share is calculated by dividing net income (loss) by the weighted-average number of shares of common stock outstanding plus the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities are excluded from the computation of diluted net loss per share when their effect would be anti-dilutive

For the years ended December 28, 2025, and December 29, 2024, the Company reported a net loss; therefore, all potentially dilutive securities were excluded from the computation of diluted net loss per share as their effect would have been anti-dilutive. Potentially dilutive securities include stock options, warrants, and other equity-based awards.

As of December 28, 2025, the Company excluded approximately 800 potentially dilutive shares from the computation of diluted net loss per share.

The Company had 2,746,838 five-year warrants outstanding with an exercise price of $5.50 per share issued in connection with its initial public offering on November 12, 2021. At December 28, 2025 and December 29, 2024, the exercise price of these warrants exceeded the Company’s market price per share and, therefore, the warrants were not dilutive.

Restaurant Pre-opening expenses

Restaurant pre-opening and other development expenses are non-capital expenditures and are expensed as incurred as part of other operating expenses. Restaurant pre-opening expenses may include the costs of hiring and training the initial hourly workforce for each new restaurant, travel, the cost of food and supplies used in training, grand opening promotional expenses, the cost of the initial stocking of operating supplies, and other direct costs related to the opening of a restaurant, including rent during the construction and in-restaurant training period.

Stock-Based Compensation

Stock-based compensation consists of stock options and restricted stock awards granted to employees, outside directors and consultants.

The Company recognizes stock-based compensation expense in its consolidated financial statements based on the grant-date fair value of equity-classified awards in accordance with ASC 718, Compensation—Stock Compensation. The grant-date fair value of stock options is estimated using the Black-Scholes option-pricing model and the simplified method for estimating expected term. Stock-based compensation expense is recognized, net of estimated forfeitures, on a straight-line basis over the requisite service period of the awards.

Reclassifications

Certain prior-year amounts have been reclassified to conform to the current-year presentation. These reclassifications had no effect on previously reported total assets, total liabilities, stockholders’ equity, net loss, or cash flows.

Recently Adopted Accounting Guidance

Segment Reporting

In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU 2024-07, Improvements to Reportable Segment Disclosures, which amends ASC Topic 280, Segment Reporting. The update enhances disclosure requirements for reportable segments, including entities with a single reportable segment.

The Company has determined that it operates as a single reportable segment based on the nature of its operations and the regulatory environment in which it operates. The Company’s Chief Operating Decision Maker (“CODM”) is its executive management team, consisting of the Chief Executive Officer and Chief Financial Officer. The CODM evaluates performance and allocates resources based primarily on consolidated net income and total assets, which are consistent with the amounts reported in the consolidated statements of operations and consolidated balance sheets.

The Company adopted ASU 2024-07 on January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements.

Income Taxes

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends ASC Topic 740, Income Taxes. This update enhances transparency by modifying disclosure requirements related to income taxes. The standard is effective for annual periods beginning after December 15, 2024, with early adoption permitted.

The Company adopted ASU 2023-09 on January 1, 2025, using the retrospective method of adoption. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements or related disclosures.

Stock based compensation

Stock-based compensation consists of stock options and restricted stock awards granted to employees, outside directors and consultants.

The Company recognizes stock-based compensation expense in its consolidated financial statements based on the grant-date fair value of equity-classified awards in accordance with ASC 718, Compensation—Stock Compensation. The grant-date fair value of stock options is estimated using the Black-Scholes option-pricing model and the simplified method for estimating expected term. Stock-based compensation expense is recognized, net of estimated forfeitures, on a straight-line basis over the requisite service period of the awards.

Segment Reporting - Recently Adopted Accounting Guidance:

In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU 2024-07, Improvements to Reportable Segment Disclosures, which amends ASC Topic 280, Segment Reporting. The update enhances disclosure requirements for reportable segments, including entities with a single reportable segment.

The Company has determined that it operates as a single reportable segment based on the nature of its operations and the regulatory environment in which it operates. The Company’s Chief Operating Decision Maker (“CODM”) is its executive management team, consisting of the Chief Executive Officer and Chief Financial Officer. The CODM evaluates performance and allocates resources based primarily on consolidated net income and total assets, which are consistent with the amounts reported in the consolidated statements of operations and consolidated balance sheets.

The Company adopted ASU 2024-07 on January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements.

Reclassifications

Certain prior-year amounts have been reclassified to conform to the current-year presentation. These reclassifications had no effect on previously reported total assets, total liabilities, stockholders’ equity, net loss, or cash flows.

Recently Adopted Accounting Guidance

Segment Reporting

In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU 2024-07, Improvements to Reportable Segment Disclosures, which amends ASC Topic 280, Segment Reporting. The update enhances disclosure requirements for reportable segments, including entities with a single reportable segment.

The Company has determined that it operates as a single reportable segment based on the nature of its operations and the regulatory environment in which it operates. The Company’s Chief Operating Decision Maker (“CODM”) is its executive management team, consisting of the Chief Executive Officer and Chief Financial Officer. The CODM evaluates performance and allocates resources based primarily on consolidated net income and total assets, which are consistent with the amounts reported in the consolidated statements of operations and consolidated balance sheets.

The Company adopted ASU 2024-07 on January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements.

Income Taxes

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends ASC Topic 740, Income Taxes. This update enhances transparency by modifying disclosure requirements related to income taxes. The standard is effective for annual periods beginning after December 15, 2024, with early adoption permitted.

The Company adopted ASU 2023-09 on January 1, 2025, using the retrospective method of adoption. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements or related disclosures.